                                 Filed with the Securities and Exchange Commission on October 22, 2009
                                    Registration No. 333-150220 Investment Company Act No. 811-5438

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549

                                                               FORM N-4

                                                        REGISTRATION STATEMENT
                                                                 UNDER
                                                      THE SECURITIES ACT OF 1933
                                                    Post-Effective Amendment No. 14
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 183

                                  PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                       (Exact Name of Registrant)

                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:

                                                     C. CHRISTOPHER SPRAGUE, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                     One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

                                      Approximate Date of Proposed Sale to the Public: Continuous

                              It is proposed that this filing become effective: (check appropriate space)

                                   [_] immediately upon filing pursuant to paragraph (b) of Rule 485

                                     [X] on October 26, 2009 pursuant to paragraph (b) of Rule 485

                                  [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

                                        [_] on ______ pursuant to paragraph (a) (i) of Rule 485

                                  [_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

                                       [_] on ______ pursuant to paragraph (a) (ii) of Rule 485

                                               If appropriate, check the following box:

                                [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:

Units of interest in Separate Accounts under variable annuity contracts.

ASXT-EIGHT

                                                                 Note:

Registrant is filing this Post-Effective Amendment No. 14 to Registration Statement No. 333-150220 for the purpose of including in the Registration Statement Prospectus Supplements. The Prospectuses, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 10 filed with the SEC on April 17, 2009, are hereby incorporated by reference. Financial statements for the Depositor and the Registrant, each dated December 31, 2008, are incorporated by reference to that Post-Effective
Amendment.  Additionally, all Prospectus Supplements and Exhibits to Part C filed in Post-effective Amendments Nos. 11 and 12, dated
June 1, 2009 and July 30, 2009, respectively, are hereby incorporated by reference. Other than as set forth herein, this
Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

  Prudential Annuities Life Assurance Corporation

Advanced Series XTRA Credit EightSM ("XT8")SM

                                                  Supplement dated November 16, 2009
                                                                  To
                                                     Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

This supplement  describes two new guaranteed minimum  accumulation  benefits called Highest DailySM Guaranteed Return Option SM II and
Guaranteed  Return  OptionSM  Plus II. Each of these  benefits  is an optional  benefit  available  under each of the  above-referenced
Annuities.

This supplement also describes an option available to those currently  participating  in Highest Daily GROSM or GRO Plus 2008SM,  under which they may elect,  at no cost, a "90% cap rule" that limits the amount of Account Value that may be  transferred  into the required
AST bond portfolio  Sub-account.  If you elect the 90% cap rule, we will replace the current  formula  governing  asset transfers under the benefit with a formula that will transfer no more than 90% of Account Value into the applicable AST bond portfolio Sub-account.

Highest DailySM Guaranteed Return OptionSM II (HD GROSM II) and Guaranteed Return OptionSM Plus II (GRO Plus II) are guaranteed optional accumulation benefits. In contrast to an optional lifetime income benefit that guarantees a specified amount of withdrawals for life, an accumulation benefit guarantees a minimum account value as of a designated future date. Thus, either HD GRO II or GRO
Plus II may be an appropriate option for an annuity owner who wants a guaranteed minimum account value after a specified number of years. Because the guarantee inherent in each benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please see the introductory section of
"Living Benefits" in the prospectus for a general discussion of our optional living benefits. As is the case with optional living benefits in general, the fulfillment of our guarantee under these benefits is dependent on our claims-paying ability.

A. We include the following revised entry in the "GLOSSARY OF TERMS" section of the prospectus:

Guaranteed Return Option Plus 2008 (GRO Plus 2008)/ Guaranteed Return Option Plus II (GRO Plus II)/Highest Daily Guaranteed Return
Option (Highest Daily GRO)/Highest Daily Guaranteed Return Option II (HD GRO II): Each of GRO Plus 2008, GRO Plus II, Highest Daily
GRO, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled "Living Benefits". Certain of these benefits are no longer available for election.

B. We revise the section entitled "Your Optional Benefit Fees and Charges" to add the following line items that set forth the fee for each of HD GRO II and GRO Plus II:

                                              YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/

                                                               OPTIONAL
                                                             BENEFIT FEE/
                                                                CHARGE
                                                                         (as a percentage of
                                                                           Sub-account net     TOTAL
                                                                           assets, unless     ANNUAL
                                                                              otherwise      CHARGE /2/
                        OPTIONAL BENEFIT                                     indicated)       for XT8
                        -------------------------------------------------------------------------------
                        GRO PLUS II

                        Current and Maximum Charge /3/                          0.60%          2.35%

                        --------------------------------------------------------------------------------
                        HIGHEST DAILY GRO II

                                                                               OPTIONAL
                                                                             BENEFIT FEE/
                                                                                CHARGE
                                                                          (as a percentage of
                                                                            Sub-account net     TOTAL
                                                                            assets, unless     ANNUAL
                                                                               otherwise      CHARGE /2/
                         OPTIONAL BENEFIT                                     indicated)       for XT8
                         -------------------------------------------------------------------------------
                         Current and Maximum Charge /3/                          0.60%          2.35%

HOW CHARGE IS DETERMINED
1) GRO Plus II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. The total annual charge is 2.35%.
Highest Daily GRO II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. The total annual charge is 2.35%.

2) The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts.
If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.
3) Because there is no higher charge to which we could increase the current charge, the current charge and maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit. However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

C. The "Summary - Options for Guaranteed Accumulation" section is revised, in pertinent part, as follows:

These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

.. Guaranteed Return Option Plus 2008*

.. Highest Daily GRO*

.. Guaranteed Return Option Plus II

.. Highest Daily GRO II

* No longer available for new elections in a given state once Highest Daily GRO II and GRO Plus II, respectively, is approved in that
State.
D. With respect to the "Investment Options" section of the prospectus, we clarify that those electing either Guaranteed Return Option
Plus II or Highest Daily Guaranteed Return Option II must limit their investment options to the Group I investment options or Group
II Optional Allocation &Rebalancing Program investment options set forth below:

Group I:  Allowable Benefit Allocations
Permitted Sub-accounts

.. AST Academic Strategies Asset Allocation
.. AST Advanced Strategies
.. AST Balanced Asset Allocation
.. AST Capital Growth Asset Allocation
.. AST CLS Growth Asset Allocation
.. AST CLS Moderate Asset Allocation
.. AST First Trust Balanced Target
.. AST First Trust Capital Appreciation Target
.. AST Horizon Growth Asset Allocation
.. AST Horizon Moderate Asset Allocation
.. AST Niemann Capital Growth Asset Allocation
.. AST Preservation Asset Allocation
.. AST Schroders Multi-Asset World Strategies
.. AST T. Rowe Price Asset Allocation

.. Franklin Templeton VIP Founding Funds Allocation Fund

Group II: Optional Allocation & Rebalancing Program

                    Permitted Portfolios

                                         AST Academic Strategies Asset
                                         Allocation
                                         AST Advanced Strategies
                                         AST Aggressive Asset Allocation
                                         AST AllianceBernstein Growth & Income
                                         AST Balanced Asset Allocation
                                         AST CLS Growth Asset Allocation
                                         AST CLS Moderate Asset Allocation
                                         AST AllianceBernstein Core Value
                                         AST American Century Income & Growth
                                         AST Capital Growth Asset Allocation
                                         AST Cohen & Steers Realty
                                         AST DeAM Large-Cap Value
                                         AST Federated Aggressive Growth
                                         AST First Trust Balanced Target
                                         AST First Trust Capital
                                         Appreciation Target
                                         AST Global Real Estate
                                         AST Goldman Sachs Concentrated
                                         Growth
                                         AST Goldman Sachs Mid-Cap Growth
                                         AST Goldman Sachs Small-Cap Value
                                         AST High Yield
                                         AST Horizon Growth Asset Allocation
                                         AST Horizon Moderate Asset
                                         Allocation
                                         AST International Growth
                                         AST International Value
                                         AST Jennison Large-Cap Growth
                                         AST Jennison Large-Cap Value
                                         AST JPMorgan International Equity
                                         AST Large-Cap Value
                                         AST Lord Abbett Bond-Debenture
                                         AST Marsico Capital Growth
                                         AST MFS Global Equity
                                         AST MFS Growth
                                         AST Mid-Cap Value
                                         AST Money Market
                                         AST Neuberger Berman Mid-Cap Growth
                                         AST Neuberger Berman/LSV Mid-Cap
                                         Value
                                         AST Neuberger Berman Small-Cap
                                         Growth
                                         AST Niemann Capital Growth Asset
                                         Allocation
..........................................AST Parametric Emerging Markets Equity
                                         AST PIMCO Limited Maturity Bond
                                         AST PIMCO Total Return Bond
                                         AST Preservation Asset Allocation
                                         AST QMA US Equity Alpha
                                         AST Schroders Multi-Asset World
                                         Strategies Asset Allocation
                                         AST Small-Cap Growth
                                         AST Small-Cap Value
                                         AST T. Rowe Price Asset Allocation
                                         AST T. Rowe Price Global Bond
                                         AST T. Rowe Price Large-Cap Growth
                                         AST T. Rowe Price Natural Resources
                                         AST UBS Dynamic Alpha
                                         AST Western Asset Core Plus Bond
                                         Franklin Templeton VIP Founding
                                         Funds Allocation Fund

E. Guaranteed Return Option Plus II

We add the following to the section entitled "Living Benefits."

GUARANTEED RETURN OPTION Plus II (GRO Plus II)

You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO
Plus II and then re-elect the benefit on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit, other than the Highest Daily Value
Death Benefit. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account
Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the "base guarantee." In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may "manually" lock in an enhanced guarantee once per
"benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you
"manually" locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other
Sub-accounts in accordance with your most recent allocation instructions (see below "Key Feature - Allocation of Account Value").

Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and
When Do I Choose The Annuity Payment Option?" in the prospectus for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the
Annuity from the original Owner.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next
Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program , in such case, your Account Value will be transferred according to the program.

The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your
Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.

If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount
(including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity.
It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:

.. The Issue Date is December 1, 2010

.. The benefit is elected on December 1, 2010

.. The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000

.. An enhanced guarantee amount of $300,000 is locked in on December 1, 2011

.. The Account Value immediately prior to the withdrawal is equal to $300,000

.. No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

                            Here is the calculation (figures are rounded):

                                 Withdrawal Amount divided by                                $ 50,000
                                 Account Value before withdrawal                             $300,000
                                 Equals ratio                                                   16.67%
                                 All guarantees will be reduced by the above ratio (16.67%)

                                 Base guarantee amount                                       $166,667
                                 Enhanced guarantee amount                                   $250,000

Key Feature - Allocation of Account Value

We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required bond portfolio Sub-accounts discussed below) as the "Permitted
Sub-accounts."

GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO
Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of
Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio
Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other
Sub-accounts in certain other scenarios. The formula is set forth in Section H of this Supplement. A summary description of each AST bond portfolio Sub-account appears within the Prospectus section entitled "What Are The Investment Objectives and Policies Of The
Portfolios?" You will be

furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each
AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an
AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a
Sub-account. Please see the Prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio
Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation
Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made
(regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have elected, your Account
Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio
Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your
Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,

.. March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

.. March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio
Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

.. On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) - the
$10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and
18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio
Sub-account).

.. Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the
AST bond portfolio Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

.. The difference between your Account Value and your guarantee amount(s);

.. The amount of time until the maturity of your guarantee(s);

.. The amount invested in, and the performance of, the Permitted Sub-accounts;

.. The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

.. The discount rate used to determine the present value of your guarantee(s);

.. Additional purchase payments, if any, that you make to the Annuity; and

.. Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of market the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

Election/Cancellation of the Benefit

GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However you will lose all guarantees that you had accumulated under those benefits. The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the
Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
(d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact.
Upon cancellation, you may elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO
Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus
II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II.
You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.

Special Considerations under GRO Plus II

This benefit is subject to certain rules and restrictions, including, but not limited to the following:

.. Upon inception of the benefit, 100% of your Account Value must be allocated to the asset allocation programs described in Section D of this supplement. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

.. Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

.. Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.

.. As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

.. We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity
Year.

.. If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
(ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit

We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio
Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit.
Closing of GRO Plus 2008
GRO Plus 2008 is  described  in the section of the  prospectus  entitled  "Living  Benefit  Programs".  GRO Plus 2008 will no longer be available  for new elections or re-adds in those  jurisdictions  where we have  received  regulatory  approval to offer GRO Plus II. If you currently participate in GRO Plus 2008, this closing does not affect you or the guarantees  associated with your benefit.  However, subsequent to the closure, you will no longer be allowed to re-elect GRO Plus 2008 if you decide to terminate it.

F. Highest Daily Guaranteed Return Option II (HD GRO II)

We add the following to the section entitled "Living Benefits."

HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)

You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD
GRO II and then re-elect the benefit on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account
Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death
Benefit. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your
Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your
Account Value on the day that the HD GRO II benefit was added or re-added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period.
The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January
1, 2014 based on the highest Account Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on
January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account
Value is being allocated according to an asset allocation program, in such case, your Account Value will be transferred according to the program.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing
January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and
$150,000, respectively.

If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount
(including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity.
It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:

.. The Issue Date is December 1, 2010

.. The benefit is elected on December 1, 2010

.. The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000

.. An additional guarantee amount of $300,000 is locked in on December 1, 2011

                                                                   8

.. The Account Value immediately prior to the withdrawal is equal to $300,000

.. No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

                            Here is the calculation (figures are rounded):

                                 Withdrawal Amount divided by                                $ 50,000
                                 Account Value before withdrawal                             $300,000
                                 Equals ratio                                                   16.67%
                                 All guarantees will be reduced by the above ratio (16.67%)

                                 Initial guarantee amount                                    $166,667
                                 Additional guarantee amount                                 $250,000

Key Feature - Allocation of Account Value

We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the "Permitted Sub-accounts".

HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula may not be altered once you elect the benefit. However, subject to any regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect HD GRO II and for existing
Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts in certain scenarios if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within
Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio
Sub-accounts". The formula also contemplates the transfer of Account Value from the AST bond portfolio Sub-accounts to the Permitted
Sub-accounts in other scenarios. The formula is set forth in Section H of this Supplement. A summary description of each AST bond portfolio Sub-account appears within the Prospectus section entitled "What Are The Investment Objectives and Policies Of The
Portfolios?" You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the HD GRO II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each
AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in
2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in
2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate
AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected Highest Daily GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a
Portfolio. Please see the Prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio
Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation
Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your
Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the
AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made
(regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account
Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio
Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your
Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,

.. March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

.. March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio
Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

.. On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula), the
$10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and
18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio
Sub-account).

.. Once there is a formula-initiated transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the
AST bond portfolio Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

.. The difference between your Account Value and your guarantee amount(s);

.. The amount of time until the maturity of your guarantee(s);

.. The amount invested in, and the performance of, the Permitted Sub-accounts;

.. The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

.. The discount rate used to determine the present value of your guarantee(s);

.. Additional purchase payments, if any, that you make to the Annuity; and

.. Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer
Account Value to or from the AST bond portfolio Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

Election/Cancellation of the Benefit

HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the
Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit on any Valuation
Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.

Special Considerations under HD GRO II

This benefit is subject to certain rules and restrictions, including, but not limited to the following:

.. Upon inception of the benefit, 100% of your Account Value must be allocated to the asset allocation programs described in Section
   D of this supplement. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

.. Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

.. Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.

.. As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

.. We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity
Year.

.. If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-

permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit

We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio
Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and
(b) administration of the benefit.

Closing of Highest Daily GRO ("HD GRO")

HD GRO is described in the section of the prospectus  entitled "Living Benefits".  HD GRO will no longer be available for new elections or re-adds in those jurisdictions  where we have received  regulatory  approval to offer HD GRO II. If you currently  participate in HD
GRO, this closing does not affect you or the guarantees associated with your benefit.  However,  subsequent to the closure, you will no longer be allowed to re-elect HD GRO if you decide to terminate it.

G. Optional 90% Cap Rule Applicable to Highest Daily GRO and GRO Plus 2008

In the section entitled "Living Benefits - Highest Daily GRO" and "Living Benefits - GRO Plus 2008", we add the following description of an optional feature for owners of Highest Daily GRO and GRO Plus 2008 that limits the amount of Account Value that can be allocated to the AST bond portfolio Sub-account used with each benefit.

OPTIONAL FEATURE FOR HIGHEST DAILY GRO and GRO PLUS 2008

If you currently own an Annuity and have elected, as of the date of this Supplement, the Highest Daily GRO benefit or the GRO Plus
2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a new asset transfer formula. The new predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the asset transfer formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix E in your prospectus, and is provided below.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current
AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability"
(we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio
Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ( "90% cap rule"). Thus, on any
Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than
90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90%
of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer
AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account
Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted
Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than
90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the
Transfer AST bond portfolio Sub-account). For example,

.. March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

.. March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

.. As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio
Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

.. Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent
Purchase Payments.

It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer
AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted
Sub-accounts. It is possible than an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day, and in some instances (based upon the formula) this additional transfer could be large.  Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the
Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

Important Considerations When Electing this Feature:

.. At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

.. Please be aware that because of the way the 90% cap rule asset transfer formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

.. If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

.. Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing Highest
Daily GRO benefit or GRO Plus 2008 benefit.

The following is added to Appendix E in your prospectus:

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST DAILY GRO

                                     THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                     TRANSFER CALCULATION FORMULA:

.. AV is the current Account Value of the Annuity

.. V is the current Account Value of the elected Sub-accounts of the Annuity

.. B is the total current value of the AST bond portfolio Sub-account

.. Cl is the lower target value. Currently, it is 79%.

.. Ct is the middle target value. Currently, it is 82%.

.. Cu is the upper target value. Currently, it is 85%.

.. T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

For each guarantee provided under the benefit,

.. Gi is the guarantee amount

.. Ni is the number of days until the maturity date

.. di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation

The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

 If (B / (V + B) > .90), then

T = B - [(V + B) * .90]

If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio
Sub-account occurs.

On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee
Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / V

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

                                              T = {Min(B, - [L - B - V * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

H. FORMULA FOR HIGHEST DAILY GRO II AND GRO PLUS II

                                     THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                     TRANSFER CALCULATION FORMULA:

.. AV is the current Account Value of the Annuity

.. V\\v\\ is the current Account Value of the elected Sub-accounts of the Annuity

.. V\\f\\ is the current Account Value of any fixed-rate Sub-accounts of the Annuity

.. B is the total current value of the AST bond portfolio Sub-account

.. Cl is the lower target value. Currently, it is 79%.

.. Ct is the middle target value. Currently, it is 82%.

.. Cu is the upper target value. Currently, it is 85%.

.. T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

For each guarantee provided under the benefit,

.. Gi is the guarantee amount

.. Ni is the number of days until the maturity date

.. di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / (Vv + Vf)

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio
Sub-account if 90% or more of Account Value is in that Sub-account ("the 90% cap"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (Vv + Vf + B)) - B), [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

I. AMENDED DISCLOSURE PERTAINING TO HIGHEST DAILY GRO

We revise the following line item (and footnote 3) in the section of your prospectus entitled "Your Optional Benefit Fees and
Charges" to read as appears below.  This change reflects the fact that the current charge and maximum charge for this benefit are the same, and thus clarifies the comparable portion of the May 1, 2009 prospectus.

                                              YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/

                                                               OPTIONAL
                                                             BENEFIT FEE/
                                                                CHARGE
                                                                          (as a percentage of
                                                                            Sub-account net     TOTAL
                                                                            assets, unless     ANNUAL
                                                                               otherwise      CHARGE /2/
                         OPTIONAL BENEFIT                                     indicated)       for XT8
                         -------------------------------------------------------------------------------
                         HIGHEST DAILY GRO

                         Current and Maximum Charge /3/                          0.60%          2.35%

HOW CHARGE IS DETERMINED
1 Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the charge is 0.35% of Sub-account assets, for a total of 2.10% annual charge. If you elected the benefit on or after May 1, 2009, the charge is 0.60%, for a total 2.35% annual charge.

2 The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts.
If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.
3 Because there is no higher charge to which we could increase the current charge, the current charge and maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit. However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

J.  OTHER INFORMATION:

a.       Contingent on shareholder approval, effective on or about November 13, 2009, the AST Focus Four Plus Portfolio will merge into the AST First Trust Capital Appreciation Target Portfolio.  Thereafter, the AST Focus Four Plus Portfolio will cease to exist, and any Account Value that had been invested in the AST Focus Four Plus Portfolio Sub-account immediately prior to the merger will be transferred into the AST First Trust Capital Appreciation Target Portfolio
              Sub-account.

b.         The following underlying portfolios are added as Sub-accounts to your Annuity effective January 4, 2010, however please note that you may not make Purchase Payments to, or transfer Account Value to or from, these Sub-accounts, and that these Sub-accounts are available only with certain living benefits. In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio Annual Expenses:

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

                                                                                                                Acquired
                                                                                                                Portfolio   Total Annual
                                                                                         Other      (12b-1)      Fees &       Portfolio
                       UNDERLYING PORTFOLIO                          Management Fee    Expenses       Fee       Expenses      Expenses

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

                   AST Bond Portfolio 2017                               0.65%*         0.31%**      0.00%        0.00%       0.96%***
                   AST Bond Portfolio 2021                               0.65%*         0.31%**      0.00%        0.00%       0.96%***

   * The contractual  investment  management fee rate is subject to certain  breakpoints.  In the event the combined  average daily net assets of the AST Bond Portfolio  2017, the AST Bond Portfolio  2021, the AST Bond Portfolio  2015, the AST Bond Portfolio 2016, the
   AST Bond  Portfolio  2018, the AST Bond Portfolio  2019,  the AST Bond Portfolio  2020, and the AST Investment  Grade Bond Portfolio
   (each, a Bond Portfolio and collectively,  the Bond Portfolios) do not exceed $500 million,  each Portfolio's  investment management fee rate  will  equal  0.65% of its  average  daily net  assets.  In the event the  combined  average  daily net  assets of the Bond
   Portfolios  exceed $500 million,  the portion of a Portfolio's  assets to which the investment  management fee rate of 0.65% applies and the portion of a Portfolio's  assets to which the  investment  management  fee rate of 0.64% applies will be determined on a pro rata basis. Such fee would be computed as follows.

                          [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

             [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

  **  Estimates  based on an assumed  average  daily net asset level of $50 million  for each  Portfolio  during the fiscal year ending
   December 31, 2010. As used in connection  with each  Portfolio,  "other  expenses"  includes  expenses for  accounting and valuation services,  custodian  fees,  audit and legal fees,  transfer agency fees, fees paid to  non-interested  Trustees,  and certain other miscellaneous items. Each Portfolio also will pay participating  insurance companies an administrative  services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary asset-based breakpoints.  Such administrative fee will compensate  participating  insurance  companies for providing  certain  services to  beneficial  shareholders  in lieu of the Trust, including the printing and mailing of fund prospectuses and shareholder reports.

  ***  Estimates  based on an assumed  average  daily net asset level of $50 million for each  Portfolio  during the fiscal year ending
   December 31, 2010. The Investment Managers have contractually  agreed to waive a portion of their investment  management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's  investment management fees plus other expenses (exclusive in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  acquired  fund fees and  expenses,  and  extraordinary expenses) do not exceed 1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31, 2010.

c.       In the section entitled "Investment Options", we add the following to the table of Investment Objectives/Policies"

    ---------------------------------------------------------------------------------------------------------------------------------

         STYLE/TYPE                                                                                             PORTFOLIO ADVISOR/
                                                    INVESTMENT OBJECTIVES/POLICIES                                 SUB-ADVISOR

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                                                        ADVANCED SERIES TRUST

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2017:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
        Fixed Income     a fixed  maturity of 2017.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2021:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
        Fixed Income     a fixed  maturity of 2021.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------

                                                                  17

                                            Prudential Annuities Life Assurance Corporation

                                                            Optimum XTRASM

                                                  Supplement dated November 16, 2009

                                                                  To
                                                     Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

This supplement  describes two new guaranteed minimum  accumulation  benefits called Highest DailySM Guaranteed Return Option SM II and
Guaranteed  Return  OptionSM  Plus II. Each of these  benefits  is an optional  benefit  available  under each of the  above-referenced
Annuities.

This supplement also describes an option available to those currently  participating  in Highest Daily GROSM or GRO Plus 2008SM,  under which they may elect,  at no cost, a "90% cap rule" that limits the amount of Account Value that may be  transferred  into the required
AST bond portfolio  Sub-account.  If you elect the 90% cap rule, we will replace the current  formula  governing  asset transfers under the benefit with a formula that will transfer no more than 90% of Account Value into the applicable AST bond portfolio Sub-account.

Highest Daily, Guaranteed Return Option II (HD GRO IISM) and Guaranteed Return Option, Plus II (GRO Plus IISM) are guaranteed optional accumulation benefits. In contrast to an optional lifetime income benefit that guarantees a specified amount of withdrawals for life, an accumulation benefit guarantees a minimum account value as of a designated future date. Thus, either HD GRO II or GRO
Plus II may be an appropriate option for an annuity owner who wants a guaranteed minimum account value after a specified number of years. Because the guarantee inherent in each benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please see the introductory section of
"Living Benefits" in the prospectus for a general discussion of our optional living benefits. As is the case with optional living benefits in general, the fulfillment of our guarantee under these benefits is dependent on our claims-paying ability.

A. We include the following revised entry in the "GLOSSARY OF TERMS" section of the prospectus:

Guaranteed Return Option Plus 2008, (GRO Plus 2008)/Guaranteed Return Option Plus II (GRO Plus II) Highest Daily Guaranteed Return
Option (Highest Daily GRO)/Highest Daily, Guaranteed Return Option II (HD GRO II): Each of GRO Plus 2008, GRO Plus II, Highest Daily
GRO, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula.  Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled "Living Benefits". Certain of these benefits are no longer available for election.

B. We revise the section entitled "Your Optional Benefit Fees and Charges" to add the following line items that set forth the fee for each of HD GRO II and GRO Plus II:

                                           YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
                         -------------------------------------------------------------------------------
                                                               OPTIONAL
                                                             BENEFIT FEE/
                                                                CHARGE                   TOTAL
                                                          (as a percentage of           ANNUAL
                                                            Sub-account net           CHARGE /2/
                                                            assets, unless                for
                                                               otherwise                OPTIMUM
                         OPTIONAL BENEFIT                     indicated)                 XTRA
                         -------------------------------------------------------------------------------
                         GRO PLUS II

                         Current and Maximum Charge /3/          0.60%                   2.35%

HIGHEST DAILY GRO II

                                                               OPTIONAL
                                                             BENEFIT FEE/
                                                                CHARGE                   TOTAL
                                                          (as a percentage of           ANNUAL
                                                            Sub-account net           CHARGE /2/
                                                            assets, unless                for
                                                               otherwise                OPTIMUM
                         OPTIONAL BENEFIT                     indicated)                 XTRA
                         -------------------------------------------------------------------------------
                         Current and Maximum Charge /3/          0.60%                   2.35%

HOW CHARGE IS DETERMINED
1) GRO Plus II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. The total annual charge is 2.35%.
Highest Daily GRO II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. The total annual charge is 2.35%.

2) The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts.
If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.
3) Because there is no higher charge to which we could increase the current charge, the current charge and maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit. However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

C. The "Summary - Options for Guaranteed Accumulation" section is revised, in pertinent part, as follows:

These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

.. Guaranteed Return Option Plus 2008*

.. Highest Daily GRO*

.. Guaranteed Return Option Plus II

.. Highest Daily GRO II
* No longer available for new elections in a given state once Highest Daily GRO II and GRO Plus II, respectively, is approved in that
State.

D. With respect to the "Investment Options" section of the prospectus, we restate the second paragraph to include Highest Daily GRO
II and GRO Plus II as optional benefits that require participation in LPL's asset allocation programs:

When you purchase one of the Annuities, you will be required to participate in LPL's asset allocation program which does not utilize all of the investment options available under the Annuities. Unless you have elected an optional benefit that requires you to stay in the asset allocation program, you will be permitted to transfer Account Value out of the asset allocation program subsequent to the
Issue Date. Currently, the following optional benefits require that you maintain your Account Value in one or more of the asset allocation programs: Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest
Daily Lifetime Seven, the Highest Daily Lifetime 7 Plus benefits, the Highest Daily Lifetime 6 Plus benefits, GRO Plus II, Highest
Daily GRO II, and the Highest Daily Value death benefit. The asset allocation program is offered by LPL. We have not designed the models or the program, and we are not responsible for them. Our role is limited to administering the model you select. For additional information, see Appendix C - "Additional Information on Asset Allocation Programs." If your Annuity is no longer held through LPL, we will not require you to continue to participate in LPL's asset allocation program. In that event, you will be permitted to allocate your Account Value to any permitted Portfolio (unless you are obligated to invest in specified Portfolios to participate in an optional benefit).

                                                                   2

E. Guaranteed Return Option Plus II

We add the following to the section entitled "Living Benefits."

GUARANTEED RETURN OPTION Plus II (GRO Plus II)

You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO
Plus II and then re-elect the benefit on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit, other than the Highest Daily Value
Death Benefit. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account
Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the "base guarantee." In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may "manually" lock in an enhanced guarantee once per
"benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year.  We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you "manually" locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other
Sub-accounts in accordance with your most recent allocation instructions (see below "Key Feature - Allocation of Account Value").

Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and
When Do I Choose The Annuity Payment Option?" in the prospectus for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the
Annuity from the original Owner.

In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next
Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocations program, in such case, your Account Value will be transferred according to the program.

The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your
Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.

If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount
(including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity.
It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:

.. The Issue Date is December 1, 2010

.. The benefit is elected on December 1, 2010

.. The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000

.. An enhanced guarantee amount of $300,000 exists is locked in on December 1, 2011

.. The Account Value immediately prior to the withdrawal is equal to $300,000

.. No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

                            Here is the calculation (figures are rounded):

                                 Withdrawal Amount divided by                                $ 50,000
                                 Account Value before withdrawal                             $300,000
                                 Equals ratio                                                   16.67%
                                 All guarantees will be reduced by the above ratio (16.67%)

                                 Base guarantee amount                                       $166,667
                                 Enhanced guarantee amount                                   $250,000

Key Feature - Allocation of Account Value

We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required bond portfolio Sub-accounts discussed below) as the "Permitted
Sub-accounts."

GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO
Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of
Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio
Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other
Sub-accounts in certain other scenarios. The formula is set forth in Section H of this Supplement. A summary description of each AST bond portfolio Sub-account appears within the Prospectus section entitled "What Are The Investment Objectives and Policies Of The
Portfolios?" You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each
AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an
AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a
Sub-account. Please see the Prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio
Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation
Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made
(regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account
Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio
Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your
Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,

.. March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

.. March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio
Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

.. On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) - the
$10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and
18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio
Sub-account).

.. Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the
AST bond portfolio Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

.. The difference between your Account Value and your guarantee amount(s);

.. The amount of time until the maturity of your guarantee(s);

.. The amount invested in, and the performance of, the Permitted Sub-accounts;

.. The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

.. The discount rate used to determine the present value of your guarantee(s);

.. Additional purchase payments, if any, that you make to the Annuity; and

.. Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

Election/Cancellation of the Benefit

GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However you will lose all guarantees that you had accumulated under those benefits. The guarantees under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the
Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
(d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact.
Upon cancellation, you may elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO
Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus
II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II.
You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.

Special Considerations under GRO Plus II

This benefit is subject to certain rules and restrictions, including, but not limited to the following:

.. Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted
Sub-accounts are those described in Section D of this supplement. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

.. Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

.. Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.

.. As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

.. We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity
Year.

.. If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
(ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit

We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio
Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit.

Closing of GRO Plus 2008
GRO Plus 2008 is described in the section of the prospectus  entitled "Living Benefits".  GRO Plus 2008 will no longer be available for new  elections or re-adds in those  jurisdictions  where we have  received  regulatory  approval to offer GRO Plus II. If you currently participate in GRO Plus 2008, this closing does not affect you or the guarantees associated with your benefit.  However,  subsequent to the closure, you will no longer be allowed to re-elect GRO Plus 2008 if you decide to terminate it.

F. Highest Daily Guaranteed Return Option II (HD GRO II)

We add the following to the section entitled "Living Benefits."

HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)

You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD
GRO II and then re-elect the benefit on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantees under the newly-elected benefit will be based on your current Account
Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death
Benefit. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity.
This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your
Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your
Account Value on the day that the HD GRO II benefit was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added or re-added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period.
The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January
1, 2014 based on the highest Account Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on
January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account
Value is being allocated according to an asset allocation program, in such case, your Account Value will be transferred according to the program.

We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing
January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and
$150,000, respectively.

If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount
(including any CDSC) to your Account Value immediately prior to the withdrawal.

If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE

This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity.
It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

Assume the following:

.. The Issue Date is December 1, 2010

.. The benefit is elected on December 1, 2010

.. The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000

.. An additional guarantee amount of $300,000 is locked in on December 2011

.. The Account Value immediately prior to the withdrawal is equal to $300,000

.. No CDSC is applicable

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

                            Here is the calculation (figures are rounded):

                                 Withdrawal Amount divided by                                $ 50,000
                                 Account Value before withdrawal                             $300,000
                                 Equals ratio                                                   16.67%
                                 All guarantees will be reduced by the above ratio (16.67%)

                                 Initial guarantee amount                                    $166,667
                                 Additional guarantee amount                                 $250,000

Key Feature - Allocation of Account Value

We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the "Permitted Sub-accounts".

HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula may not be altered once you elect or re-elect the benefit. However, subject to any regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect HD GRO II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets

out of certain Sub-accounts in certain scenarios if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced Series
Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts".
The formula also contemplates the transfer of Account Value from the AST bond portfolio Sub-accounts to the Permitted Sub-accounts in other scenarios. The formula is set forth in Section H of this Supplement. A summary description of each AST bond portfolio
Sub-account appears within the Prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?" You
will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com

For purposes of operating the HD GRO II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each
AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in
2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in
2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate
AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected Highest Daily GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a
Portfolio. Please see the Prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio
Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation
Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within your Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the
AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your Permitted
Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts (, in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made
(regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account
Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio
Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your
Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,

.. March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

.. March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio
Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

.. On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula), the
$10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and
18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio
Sub-account).

.. Once there is a formula-initiated transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).
Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the
AST bond portfolio Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

.. The difference between your Account Value and your guarantee amount(s);

.. The amount of time until the maturity of your guarantee(s);

.. The amount invested in, and the performance of, the Permitted Sub-accounts;

.. The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

.. The discount rate used to determine the present value of your guarantee(s);

.. Additional purchase payments, if any, that you make to the Annuity; and

.. Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer
Account Value to or from the AST bond portfolio Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

Election/Cancellation of the Benefit

HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the
Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit on any Valuation
Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.

Special Considerations under HD GRO II

This benefit is subject to certain rules and restrictions, including, but not limited to the following:

.. Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted
Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

.. Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

.. Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.

.. As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

.. We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity
Year.

.. If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
(ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit

We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio
Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit.

Closing of Highest Daily GRO ("HD GRO")
HD GRO is described in the section of the prospectus  entitled "Living Benefits".  HD GRO will no longer be available for new elections or re-adds in those jurisdictions  where we have received  regulatory  approval to offer HD GRO II. If you currently  participate in HD
GRO, this closing does not affect you or the guarantees associated with your benefit.  However,  subsequent to the closure, you will no longer be allowed to re-elect HD GRO if you decide to terminate it.

G. Optional 90% Cap Rule Applicable to Highest Daily GRO and GRO Plus 2008

In the section entitled "Living Benefits - Highest Daily GRO" and "Living Benefits - GRO Plus 2008", we add the following description of an optional feature for owners of Highest Daily GRO and GRO Plus 2008 that limits the amount of Account Value that can be allocated to the AST bond portfolio Sub-account used with each benefit.

OPTIONAL FEATURE FOR HIGHEST DAILY GRO and GRO PLUS 2008

If you currently own an Annuity and have elected, as of the date of this Supplement, the Highest Daily GRO benefit or the GRO Plus
2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a new asset transfer formula. The new predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the asset transfer formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new asset transfer formula is added to Appendix F in your prospectus, and is provided below.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current
AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability"
(we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio
Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (or "90% cap rule"). Thus, on any
Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than
90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90%
of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer
AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account
Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted
Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than
90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the
Transfer AST bond portfolio Sub-account). For example,

.. March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

.. March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

.. As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio
Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

.. Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent
Purchase Payments.

.. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer
AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted
Sub-accounts. It is possible than an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day, and in some instances (based upon the formula) this additional transfer could be large.  Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the
Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

Important Considerations When Electing this Feature:

.. At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

.. Please be aware that because of the way the 90% cap rule asset transfer formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

.. If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

.. Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing Highest
Daily GRO benefit or GRO Plus 2008 benefit.

The following is added to Appendix F in your prospectus:

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST DAILY GRO

                                     THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                     TRANSFER CALCULATION FORMULA:

.. AV is the current Account Value of the Annuity

.. V is the current Account Value of the elected Sub-accounts of the Annuity

.. B is the total current value of the AST bond portfolio Sub-account

.. Cl is the lower target value. Currently, it is 79%.

.. Ct is the middle target value. Currently, it is 82%.

.. Cu is the upper target value. Currently, it is 85%.

.. T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

For each guarantee provided under the benefit,

.. Gi is the guarantee amount

.. Ni is the number of days until the maturity date

.. di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 Transfer Calculation

The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

 If (B / (V + B) > .90), then

T = B - [(V + B) * .90]

If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio
Sub-account occurs.

On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee
Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / V

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the or "90% cap rule"). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

                                              T = {Min(B, - [L - B - V * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

H. FORMULA FOR HIGHEST DAILY GRO II AND GRO PLUS II

                                     THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE
                                                     TRANSFER CALCULATION FORMULA:

.. AV is the current Account Value of the Annuity

.. V\\v\\ is the current Account Value of the elected Sub-accounts of the Annuity

.. V\\f\\ is the current Account Value of any fixed-rate Sub-accounts of the Annuity

.. B is the total current value of the AST bond portfolio Sub-account

.. Cl is the lower target value. Currently, it is 79%.

.. Ct is the middle target value. Currently, it is 82%.

.. Cu is the upper target value. Currently, it is 85%.

.. T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

For each guarantee provided under the benefit,

.. Gi is the guarantee amount

.. Ni is the number of days until the maturity date

.. di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end applicable guarantee period. We call the greatest of these values the "current liability (L)."

L = MAX(Li), where Li = Gi / (1 + di) (Ni/365)

Next the formula calculates the following formula ratio:

r = (L - B) / (Vv + Vf)

If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio
Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0, (.90 * (Vv + Vf + B)) - B), [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min(B, - [L - B - (Vv + Vf) * Ct] / (1 - Ct))}

If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio
Sub-account associated with the current liability.

If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

I. AMENDED DISCLOSURE PERTAINING TO HIGHEST DAILY GRO

We revise the following line item (and footnote 3) in the section of your prospectus entitled "Your Optional Benefit Fees and
Charges" to read as appears below.  This change reflects the fact that the current charge and maximum charge for this benefit are the same, and thus clarifies the comparable portion of the May 1, 2009 prospectus.

                                           YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
                         -------------------------------------------------------------------------------
                                                               OPTIONAL
                                                             BENEFIT FEE/
                                                                CHARGE                   TOTAL
                                                          (as a percentage of           ANNUAL
                                                            Sub-account net           CHARGE /2/
                                                            assets, unless                for
                                                               otherwise                OPTIMUM
                         OPTIONAL BENEFIT                     indicated)                 XTRA
                         -------------------------------------------------------------------------------
                         HIGHEST DAILY GRO

                         Current and Maximum Charge /3/          0.60%                   2.35%

HOW CHARGE IS DETERMINED
1 Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the charge is 0.35% of Sub-account assets, for a total of 2.10% annual charge. If you elected the benefit on or after May 1, 2009, the charge is 0.60%, for a total 2.35% annual charge.

2 The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts.
If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.
3 Because there is no higher charge to which we could increase the current charge, the current charge and maximum charge are one and the same.  Thus, so long as you retain the benefit, we cannot increase your charge for the benefit. However, subject to any regulatory approval, we do reserve the right to increase the charge for newly-issued Annuities that elect the benefit and for existing Annuities that elect or re-add the benefit post-issue.

J. AMENDED DISCLOSURE PERTAINING TO APPENDIX C - ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAMS

We restate the first paragraph of Appendix C - Additional Information on Asset Allocation Programs in order to include Highest Daily
GRO II and GRO Plus II in the list of optional benefits that require participation in LPL's asset allocation programs:

You can elect an asset allocation program provided by LPL Financial Corporation ("LPL"), the firm selling the Annuity. Under the program, the Sub-accounts for each asset class in each model portfolio are designated based on LPL's evaluation of available
Sub-accounts. If you elect the Highest Daily Lifetime Five Benefit, the Lifetime Five Benefit, Spousal Lifetime Five Benefit, the
Highest Daily Lifetime Seven Benefit, the Spousal Highest Daily Lifetime Seven Benefit, Highest Daily Lifetime 7 Plus benefits,
Highest Daily Lifetime 6 Plus benefits, Highest Daily GRO II, GRO Plus II, or the Highest Daily Value Death Benefit, you must enroll in one of the eligible model portfolios. Asset allocation is a sophisticated method of diversification that allocates assets among asset classes in order to manage investment risk and potentially enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss.

K.  OTHER INFORMATION:

a.       Contingent on shareholder approval, effective on or about November 13, 2009, the AST Focus Four Plus Portfolio will merge into the AST First Trust Capital Appreciation Target Portfolio.  Thereafter, the AST Focus Four Plus Portfolio will cease to exist, and any Account Value that had been invested in the AST Focus Four Plus Portfolio Sub-account immediately prior to the merger will be transferred into the AST First Trust Capital Appreciation Target Portfolio
              Sub-account.

b.       The following underlying portfolios are added as Sub-accounts to your Annuity effective January 4, 2010, however please note that you may not make Purchase Payments to, or transfer Account Value to or from, these Sub-accounts, and that these
              Sub-accounts are available only with certain living benefits.  In the section entitled "Summary of Contract Fees and
              Charges," we add the following to the table of Underlying Mutual Fund Portfolio Annual Expenses:

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

                                                                                                                Acquired
                                                                                                                Portfolio   Total Annual
                                                                                         Other      (12b-1)      Fees &       Portfolio
                       UNDERLYING PORTFOLIO                          Management Fee    Expenses       Fee       Expenses      Expenses

------------------------------------------------------------------- ----------------- ------------ ----------- ------------ --------------

                   AST Bond Portfolio 2017                               0.65%*         0.31%**      0.00%        0.00%       0.96%***
                   AST Bond Portfolio 2021                               0.65%*         0.31%**      0.00%        0.00%       0.96%***

   * The contractual  investment  management fee rate is subject to certain  breakpoints.  In the event the combined  average daily net assets of the AST Bond Portfolio  2017, the AST Bond Portfolio  2021, the AST Bond Portfolio  2015, the AST Bond Portfolio 2016, the
   AST Bond  Portfolio  2018, the AST Bond Portfolio  2019,  the AST Bond Portfolio  2020, and the AST Investment  Grade Bond Portfolio
   (each, a Bond Portfolio and collectively,  the Bond Portfolios) do not exceed $500 million,  each Portfolio's  investment management fee rate  will  equal  0.65% of its  average  daily net  assets.  In the event the  combined  average  daily net  assets of the Bond
   Portfolios  exceed $500 million,  the portion of a Portfolio's  assets to which the investment  management fee rate of 0.65% applies and the portion of a Portfolio's  assets to which the  investment  management  fee rate of 0.64% applies will be determined on a pro rata basis. Such fee would be computed as follows.

                          [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

             [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

  **  Estimates  based on an assumed  average  daily net asset level of $50 million  for each  Portfolio  during the fiscal year ending
   December 31, 2010. As used in connection  with each  Portfolio,  "other  expenses"  includes  expenses for  accounting and valuation services,  custodian  fees,  audit and legal fees,  transfer agency fees, fees paid to  non-interested  Trustees,  and certain other miscellaneous items. Each Portfolio also will pay participating  insurance companies an administrative  services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary asset-based breakpoints.  Such administrative fee will compensate  participating  insurance  companies for providing  certain  services to  beneficial  shareholders  in lieu of the Trust, including the printing and mailing of fund prospectuses and shareholder reports.

  ***  Estimates  based on an assumed  average  daily net asset level of $50 million for each  Portfolio  during the fiscal year ending
   December 31, 2010. The Investment Managers have contractually  agreed to waive a portion of their investment  management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's  investment management fees plus other expenses (exclusive in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  acquired  fund fees and  expenses,  and  extraordinary expenses) do not exceed 1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31, 2010.

c.       In the section entitled "Investment Options", we add the following to the table of Investment Objectives/Policies"

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         STYLE/TYPE                                                                                             PORTFOLIO ADVISOR/
                                                    INVESTMENT OBJECTIVES/POLICIES                                 SUB-ADVISOR

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                                                        ADVANCED SERIES TRUST

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2017:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
        Fixed Income     a fixed  maturity of 2017.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.

    ---------------------------------------------------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------------------------------------------------

                         AST Bond Portfolio 2021:  seeks the highest  potential total return  consistent with its specified level of risk tolerance to meet the parameters  established to support the GRO benefits and maintain  liquidity to support changes in market conditions for Prudential Investment
        Fixed Income     a fixed  maturity of 2021.  Please note that you may not make Purchase  Payments to,    Management, Inc.
                         or transfer  Account Value to or from,  this  portfolio,  and that this portfolio is available only with certain living benefits.

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                                                                  19

                                                                PART C

                                                           OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

10      Written Consent of Independent Registered Public Accounting Firm*

* Filed herewith.

                                                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration
Statement to be signed on its behalf, in the city of Shelton and the State of Connecticut on this 21st day of October 2009

                                  PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                          By: Prudential Annuities Life Assurance Corporation
                                                               Depositor

/s/C. Christopher Sprague_
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                   Title                                       Date
                                            (Principal Executive Officer)
Stephen Pelletier*                          Chief Executive Officer and President       October 21, 2009
Stephen Pelletier

                                            (Principal Financial Officer and
Kenneth Y. Tanji*                   Principal Accounting Officer)
Kenneth Y. Tanji                            Executive Vice President and Chief Financial Officer

(Board of Directors)
James Avery*
James Avery

Stephen Pelletier*
Stephen Pelletier

Kenneth Y. Tanji*
Kenneth Y. Yanji

Helen Galt*
Helen Galt

Bernard J. Jacob*
Bernard J. Jacob

By: /s/C. Christopher Sprague
    C. Christopher Sprague

*Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

                                                               Exhibits

10. Written Consent of Independent Registered Public Accounting Firm